Earnout Liability	6 Months Ended
Jun. 30, 2022
Derivative Instrument Detail [Abstract]
Earnout Liability

14.Earnout Liability

The following represents a summary of the earnout liability activity during the six months ended June 30, 2022:

Earnout Liability
Balance at December 31, 2021	$—
Recognized upon Business Combination	58,871
Changes in fair value	(52,681)
Balance at June 30, 2022	$6,190

At Business Combination close and at June 30, 2022, there were 18,758,241 earnout shares underlying the liability, which were unissued and unvested. At June 30, 2022, none of the triggering events had been met.

The earnout liability was initially recorded at fair value with subsequent changes in fair value being recorded in the accompanying condensed consolidated statements of operations. The earnout liability at issuance and at June 30, 2022, were valued utilizing a Monte Carlo Simulation and significant unobservable Level 3 inputs.

The following weighted-average assumptions were used to determine the fair value of the earnout liability at June 30, 2022:

Earnout Liability
Expected term	4.5 years
Expected volatility	62.0%
Expected dividend yield	0.0%
Risk free interest rate	3.0%
Price of Gelesis Common Stock	$1.55